Consolidated Statements of Comprehensive Income, by Nature - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Income Statement [Abstract]
Revenues		$ 9,591,590	$ 7,051,459	[1]	$ 7,129,333	[1]
Other operating income		948,737	634,674	[1]	968,053	[1]
Revenues and Other Operating Income		10,540,327	7,686,133	[1]	8,097,386	[1]
Raw materials and consumables used		(5,985,112)	(3,911,769)	[1]	(4,241,880)	[1]
Contribution Margin		4,555,215	3,774,364	[1]	3,855,506	[1]
Other work performed by the entity and capitalized		173,186	99,449	[1]	102,490	[1]
Employee benefits expenses		(837,984)	(626,102)	[1]	(744,907)	[1]
Depreciation and amortization expense		(648,114)	(473,238)	[1]	(489,594)	[1]
Impairment loss recognized in the period’s profit or loss		(79,748)	(157,078)	[1]	(60,808)	[1]
Other expenses		(943,156)	(817,375)	[1]	(746,176)	[1]
Operating income		2,219,399	1,800,020	[1]	1,916,511	[1]
Other gains (losses)		5,345	12,141	[1]	(10,029)	[1]
Financial income		293,843	276,457	[1]	450,230	[1]
Financial costs		(869,535)	(773,157)	[1]	(588,742)	[1]
Share of profit (loss) of associates and joint ventures accounted for using the equity method		3,310	2,706	[1]	5,091	[1]
Foreign currency exchange differences		(6,714)	58,934	[1]	195,870	[1]
Gains (losses) from indexed assets and liabilities	[1]		(1,032)		(14,153)
Income from continuing operations, before taxes		1,645,648	1,376,069	[1]	1,954,778	[1]
Income tax expenses, continuing operations		(519,134)	(531,461)	[1]	(799,840)	[1]
INCOME AFTER TAX FROM CONTINUING OPERATIONS		1,126,514	844,608	[1]	1,154,938	[1]
Income after tax from discontinued operations	[1]		170,263		593,118
NET INCOME	[1]	1,126,514	1,014,871		1,748,056
Net income attributable to:
Shareholders of Enel Américas		709,043	566,497	[1]	1,010,504	[1]
Non-controlling interests		$ 417,471	$ 448,374	[1]	$ 737,552	[1]
Basic and diluted earnings per share
Basic and diluted earnings per share from continuing operations		$ 0.01234	$ 0.00907	[1]	$ 0.01275	[1]
Basic and diluted earnings per share from discontinued operations	[1]		0.00232		0.00784
Basic and diluted earnings per share		$ 0.01234	$ 0.01139	[1]	$ 0.02059	[1]
Weighted average number of shares of common stock		57,452,641,516	49,768,783,340	[1]	49,092,772,762	[1]
Net Income	[1]	$ 1,126,514	$ 1,014,871		$ 1,748,056
Components of other comprehensive income that will not be reclassified subsequently to profit or loss, before taxes
Remeasurment (loss) from defined benefit plans		(4,941)	(29,399)	[1]	(29,062)	[1]
Other comprehensive loss that will not be reclassified subsequently to profit or loss		(4,941)	(29,399)	[1]	(29,062)	[1]
Components of other comprehensive income that will be reclassified subsequently to profit or loss, before taxes
Foreign currency translation gains (losses)		(95,501)	214,887	[1]	(984,463)	[1]
Gains (losses) from available-for-sale financial assets		(829)	976	[1]	(676)	[1]
Share of other comprehensive income (loss) from associates and joint ventures accounted for using the equity method	[1]		(20,832)		(844)
Gains (losses) from cash flow hedge		12,723	22,030	[1]	(237,444)	[1]
Adjustments from reclassification of cash flow hedges, transferred to profit or loss		12	6,701	[1]	26,295	[1]
Other comprehensive income (loss) that will be reclassified subsequently to profit or loss		(83,595)	223,762	[1]	(1,197,132)	[1]
Total components of other comprehensive income (loss), before taxes		(88,536)	194,363	[1]	(1,226,194)	[1]
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss
Income tax related to defined benefit plans		3,694	9,592	[1]	9,192	[1]
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss		3,694	9,592	[1]	9,192	[1]
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss
Income tax related to cash flow hedge		(5,088)	(6,816)	[1]	55,596	[1]
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss		(5,088)	(6,816)	[1]	55,596	[1]
Total Other Comprehensive Income (Loss)	[1]	(89,930)	197,139		(1,161,407)
TOTAL COMPREHENSIVE INCOME	[1]	1,036,584	1,212,010		586,649
Comprehensive income attributable to:
Shareholders of Enel Américas		650,731	788,647	[1]	221,740	[1]
Non-controlling interests		385,853	423,363	[1]	364,909	[1]
TOTAL COMPREHENSIVE INCOME	[1]	$ 1,036,584	$ 1,212,010		$ 586,649

[1]	As Restated